                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                 Registered Management Investment Companies

                                    811-5950

                      (Investment Company Act File Number)

                         Money Market Obligations Trust
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 3/31/06

             Date of Reporting Period: Fiscal year ended 3/31/06
                                       -------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Tax-Free Instruments Trust

Established 1981

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

March 31, 2006

Investment Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Investment Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.020	0.008	0.004	0.010	0.018
Less Distributions:
Distributions from net investment income	(0.020)	(0.008)	(0.004)	(0.010)	(0.018)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	2.04%	0.75%	0.39%	0.83%	1.70%

Ratios to Average Net Assets:
Net expenses	0.75%	0.75%	0.75%	0.75%	0.74%
Net investment income	2.03%	0.76%	0.39%	0.81%	1.72%
Expense waiver/reimbursement [2]	0.14%	0.17%	0.16%	0.16%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,521,430	$2,511,672	$2,461,922	$2,239,708	$2,012,410

1 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.022	0.009	0.006	0.008	0.019
Less Distributions:
Distributions from net investment income	(0.022)	(0.009)	(0.006)	(0.008)	(0.019)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [1]	2.21%	0.92%	0.56%	0.98%	1.92%

Ratios to Average Net Assets:
Net expenses	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income	2.21%	0.92%	0.55%	0.97%	1.86%
Expense waiver/reimbursement [2]	0.27%	0.27%	0.26%	0.30%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$230,200	$220,681	$209,039	$375,724	$382,331

1 Based on net asset value. Total returns for periods of less than one year, if any, are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/2005	Ending Account Value 3/31/2006	Expenses Paid During Period [1]
Actual:
Investment Shares	$1,000	$1,011.40	$3.76
Institutional Service Shares	$1,000	$1,012.30	$2.96
Hypothetical (assuming a 5% return before expenses):
Investment Shares	$1,000	$1,021.19	$3.78
Institutional Service Shares	$1,000	$1,021.99	$2.97

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182 /365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Investment Shares	0.75%
Institutional Service Shares	0.59%

Portfolio of Investments Summary Tables

At March 31, 2006, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	79.6%
Municipal Notes	14.7%
Commercial Paper	4.2%
Other Assets and Liabilities--Net [2]	1.5%
TOTAL	100.0%

At March 31, 2006, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	80.6%
8-30 Days	0.0%
31-90 Days	6.7%
91-180 Days	4.1%
181 Days or more	7.1%
Other Assets and Liabilities--Net [2]	1.5%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

March 31, 2006

Principal Amount			Value
		SHORT-TERM MUNICIPALS--98.5% [1]
		Alabama--0.3%
$1,250,000		Jefferson County, AL Sewer System, (Series 2003 B-2 Warrants) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ), 3.180%, 4/6/2006	$1,250,000
8,000,000		Jefferson County, AL Sewer System, Warrants (Series 2002 C-3) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of America N.A. LIQ), 3.190%, 4/6/2006	8,000,000
		TOTAL	9,250,000
		Alaska--0.9%
4,140,000	[2]	Alaska State Housing Finance Corp., MERLOTS (Series 2005 A8) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.210%, 4/5/2006	4,140,000
21,000,000		Valdez, AK Marine Terminal, (Series 1994C), 3.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2006	21,000,000
		TOTAL	25,140,000
		Arizona--1.3%
4,325,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.340%, 4/6/2006	4,325,000
4,669,000		Arizona Health Facilities Authority, (Series 2002) Weekly VRDNs (Royal Oaks Life Care Community)/(LaSalle Bank, N.A. LOC), 3.170%, 4/6/2006	4,669,000
1,200,000		Arizona Health Facilities Authority, (Series 2005B) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 3.220%, 4/5/2006	1,200,000
5,985,000		Maricopa County, AZ, IDA, (Series 1984) Weekly VRDNs (Gannett Co., Inc.), 3.410%, 4/5/2006	5,985,000
1,000,000		Maricopa County, AZ, IDA, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 3.200%, 4/6/2006	1,000,000
5,000,000	[2]	Maricopa County, AZ, IDA, PUTTERs (Series 420) Weekly VRDNs (Catholic Healthcare West)/(J.P. Morgan Chase & Co. LIQ)/(J.P. Morgan Chase Bank, N.A. LOC), 3.230%, 4/7/2006	5,000,000
7,325,000	[2]	Phoenix, AZ IDA, (PT-479) Weekly VRDNs (Sunset Ranch Apartments)/(FHLMC GTD)/(FHLMC LIQ), 3.220%, 4/6/2006	7,325,000
5,625,000		Pima County, AZ IDA, (Series 2002A) Weekly VRDNs (La Posada at Park Centre, Inc.)/(LaSalle Bank, N.A. LOC), 3.180%, 4/6/2006	5,625,000
		TOTAL	35,129,000
		Arkansas--0.0%
1,000,000		Arkansas Development Finance Authority, (Series 2001) Weekly VRDNs (ENSCO, Inc.)/(Wachovia Bank N.A. LOC), 3.230%, 4/6/2006	1,000,000
		California--0.1%
1,300,000		California PCFA, (Series 1996F) Daily VRDNs (Pacific Gas & Electric Co.)/ (J.P. Morgan Chase Bank, N.A. LOC), 3.150%, 4/3/2006	1,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		California--continued
$1,210,000	[2]	California State Public Works Board, Variable Rate Certificates (Series 2000B) Weekly VRDNs (Regents of University of California)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.180%, 4/6/2006	$1,210,000
		TOTAL	2,510,000
		Colorado--2.7%
3,210,000	[2]	Colorado Department of Transportation, ROCs (Series 4046) Weekly VRDNs (AMBAC INS)/(Citigroup Global Markets Holdings, Inc. LIQ), 3.210%, 4/6/2006	3,210,000
2,290,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Services, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.450%, 4/6/2006	2,290,000
120,000		Colorado Health Facilities Authority, (Series 1998E) Weekly VRDNs (Arkansas Valley)/(J.P. Morgan Chase Bank, N.A. LOC), 3.600%, 4/6/2006	120,000
550,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC), 3.600%, 4/6/2006	550,000
1,100,000		Colorado Postsecondary Educational Facilities, (Series 1997) Weekly VRDNs (Waldorf School Association of Boulder, Inc. - Shining Mountain Waldorf School)/(Key Bank, N.A. LOC), 3.250%, 4/6/2006	1,100,000
40,000,000	[2]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.280%, 4/5/2006	40,000,000
3,645,000		Mesa County, CO, (Series 1996) Weekly VRDNs (3D Systems Corp.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.290%, 4/6/2006	3,645,000
16,805,000		Traer Creek Metropolitan District, CO, (Series 2002) Weekly VRDNs (BNP Paribas SA LOC), 3.200%, 4/5/2006	16,805,000
7,400,000		Traer Creek Metropolitan District, CO, (Series 2004) Weekly VRDNs (BNP Paribas SA LOC), 3.200%, 4/5/2006	7,400,000
		TOTAL	75,120,000
		Connecticut--1.7%
3,600,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(J.P. Morgan Chase Bank, N.A. LOC), 3.180%, 4/5/2006	3,600,000
4,000,000		Connecticut Development Authority Health Care Revenue, (Series 1993A) Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC), 3.180%, 4/5/2006	4,000,000
2,160,000		Connecticut Development Authority Health Care Revenue, (Series 1999) Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC), 3.180%, 4/5/2006	2,160,000
735,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Boys & Girls Club of Greenwich)/(Allied Irish Banks PLC LOC), 3.180%, 4/6/2006	735,000
3,500,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.240%, 4/5/2006	3,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Connecticut--continued
$9,745,000	[2]	Connecticut State HFA, Variable Rate Certificates (Series 1998S) Weekly VRDNs (Bank of America N.A. LIQ), 3.200%, 4/6/2006	$9,745,000
5,700,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe Generale, Paris LIQ), 3.160%, 4/6/2006	5,700,000
325,000		New Britain, CT, (Series 1999) Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ), 3.160%, 4/6/2006	325,000
4,600,000		New Britain, CT, (Series 2000B) Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ), 3.200%, 4/5/2006	4,600,000
6,260,000		New Britain, CT, 4.00% BANs, 4/6/2006	6,261,043
6,245,000		North Canaan, CT Housing Authority, (Series 2001) Weekly VRDNs (Geer Woods, Inc.)/(Wachovia Bank N.A. LOC), 3.160%, 4/6/2006	6,245,000
		TOTAL	46,871,043
		District of Columbia--2.6%
20,000,000	[2]	District of Columbia HFA, (Series 2005 BNY5) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.310%, 4/6/2006	20,000,000
9,053,500	[2]	District of Columbia HFA, (Series 2005 BNY6) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.310%, 4/6/2006	9,053,500
4,680,000	[2]	District of Columbia HFA, Roaring Fork (Series 1999-2) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 3.320%, 4/6/2006	4,680,000
8,330,000	[2]	District of Columbia Water & Sewer Authority, MERLOTS (Series 2000 A11), 3.35% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	8,330,000
18,330,000	[2]	District of Columbia, (PT-372A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.210%, 4/6/2006	18,330,000
11,260,000	[2]	District of Columbia, (PT-372B) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.210%, 4/6/2006	11,260,000
		TOTAL	71,653,500
		Florida--0.4%
5,420,000	[2]	Florida Housing Finance Corp., (PT-1345) Weekly VRDNs (Lake Forest Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.300%, 4/6/2006	5,420,000
3,800,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/ (Heinz (H.J.) Co. GTD), 4.230%, 4/6/2006	3,800,000
1,800,000		Palm Beach County, FL, (Series 2000) Weekly VRDNs (Norton Gallery and School of Art, Inc.)/(Bank of America N.A. LOC), 3.200%, 4/5/2006	1,800,000
		TOTAL	11,020,000
		Georgia--2.0%
5,000,000	[2]	Atlanta, GA Airport General Revenue, (PA-916R) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.250%, 4/6/2006	5,000,000
2,500,000	[2]	Atlanta, GA Development Authority, Solar Eclipse (Series 2006-0024) Weekly VRDNs (Georgia State University)/(XL Capital Assurance Inc. INS)/(U.S. Bank, N.A. LIQ), 3.200%, 4/6/2006	2,500,000
6,530,000		Clayton County, GA Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds Ventures LLC)/(FNMA LOC), 3.230%, 4/6/2006	6,530,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Georgia--continued
$27,500,000		Georgia State Municipal Gas Authority, (Series B) Weekly VRDNs (Bayerische Landesbank (GTD), Credit Suisse, Zurich, J.P. Morgan Chase Bank, N.A. and Wachovia Bank N.A. LOCs), 3.220%, 4/5/2006	$27,500,000
10,175,000		Municipal Electric Authority of Georgia, (Series 1985A), 3.200% CP (Landesbank Hessen-Thueringen (GTD) LOC), Mandatory Tender 4/5/2006	10,175,000
3,985,000		Newnan, GA Housing Authority, (Series 2002) Weekly VRDNs (Summit Point Apartments)/(Columbus Bank and Trust Co., GA LOC), 3.270%, 4/6/2006	3,985,000
		TOTAL	55,690,000
		Hawaii--0.9%
1,025,000	[2]	Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15) Weekly VRDNs (FNMA COL)/(Wachovia Bank N.A. LIQ), 3.260%, 4/5/2006	1,025,000
7,500,000		Hawaii State Department of Budget & Finance, (Series 2004B-1) Weekly VRDNs (Hawaii Pacific Health)/(Radian Asset Assurance INS)/(Bank of Nova Scotia, Toronto LIQ), 3.270%, 4/5/2006	7,500,000
11,900,000	[2]	Hawaii State, (Series 2001-738) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.200%, 4/6/2006	11,900,000
4,300,000	[2]	Hawaii State, ROCs (Series 6062) Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 3.210%, 4/6/2006	4,300,000
		TOTAL	24,725,000
		Illinois--6.6%
10,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 1998-14) Weekly VRDNs (Cook County, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.220%, 4/6/2006	10,000,000
24,000,000		Chicago, IL Board of Education, (Series 2004D) Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ), 3.200%, 4/6/2006	24,000,000
3,445,000		Chicago, IL Midway Airport, (Series 1998B) Daily VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)/(MBIA Insurance Corp. INS), 3.210%, 4/3/2006	3,445,000
4,935,000	[2]	Chicago, IL O'Hare International Airport, MERLOTS (Series 2002 A25) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.210%, 4/5/2006	4,935,000
15,000,000	[2]	Chicago, IL O'Hare International Airport, Solar Eclipse (Series 2006-0006) Weekly VRDNs (MBIA Insurance Corp. INS)/(U.S. Bank, N.A. LIQ), 3.200%, 4/6/2006	15,000,000
5,995,000	[2]	Chicago, IL, (MT-201) Weekly VRDNs (Peoples Gas Light & Coke Co.)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.260%, 4/6/2006	5,995,000
10,000,000	[2]	Chicago, IL, Variable Rate Certificates (Series 1998M) Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 3.270%, 4/6/2006	10,000,000
13,680,000	[2]	Clipper Tax-Exempt Certificates Trust (Illinois Non-AMT) (Series 2005-21) Weekly VRDNs (FSA INS)/(State Street Bank and Trust Co. LIQ), 3.250%, 4/6/2006	13,680,000
1,000,000		Illinois Development Finance Authority IDB Weekly VRDNs (Aurora Central Catholic High School)/(Allied Irish Banks PLC LOC), 3.460%, 4/5/2006	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Illinois--continued
$5,270,000		Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (St. Paul's House)/(LaSalle Bank, N.A. LOC), 3.210%, 4/5/2006	$5,270,000
11,495,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (BAPS, Inc.)/(Comerica Bank - Texas LOC), 3.210%, 4/5/2006	11,495,000
4,700,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Illinois Institute of Technology)/(Harris, N.A. LOC), 3.210%, 4/5/2006	4,700,000
2,675,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Kohl Children's Museum of Greater Chicago, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.210%, 4/5/2006	2,675,000
945,000		Illinois Health Facilities Authority, (Series 2003) Weekly VRDNs (Herman M. Finch University)/(J.P. Morgan Chase Bank, N.A. LOC), 3.190%, 4/5/2006	945,000
1,200,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC), 3.190%, 4/5/2006	1,200,000
5,555,000	[2]	Illinois State, (Series 2001-636) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.200%, 4/6/2006	5,555,000
22,495,000	[2]	Illinois State, Class A Certificates (Series 2002-189) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.230%, 4/5/2006	22,495,000
8,470,000		Orland Hills, IL, (Series 1985 A) Weekly VRDNs (West Haven Properties Partnership)/(LaSalle Bank, N.A. LOC), 3.210%, 4/5/2006	8,470,000
7,045,000	[2]	Regional Transportation Authority, IL, AUSTIN (Series 2003C) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.250%, 4/6/2006	7,045,000
8,805,000	[2]	Regional Transportation Authority, IL, MERLOTS (Series 2001-A48) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.210%, 4/5/2006	8,805,000
9,910,000	[2]	Regional Transportation Authority, IL, MERLOTS (Series 2002-A24) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.210%, 4/5/2006	9,910,000
4,000,000		Springfield, IL, (Series 1999) Weekly VRDNs (Oak Terrace Joint Venture LP)/(Credit Suisse, Zurich LOC), 3.210%, 4/5/2006	4,000,000
		TOTAL	180,620,000
		Indiana--3.7%
10,000,000		Bartholomew Consolidated School Corp., IN, 4.25% TANs, 12/29/2006	10,061,297
8,850,000		Bluffton, IN, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 3.270%, 4/6/2006	8,850,000
9,500,000		Crawfordsville, IN EDA, (Series 2002) Weekly VRDNs (Kroger Co.)/ (U.S. Bank, N.A. LOC), 3.270%, 4/6/2006	9,500,000
1,680,000		Hamilton County, IN, EDRB, (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.390%, 4/6/2006	1,680,000
3,100,000		Indiana Health Facility Financing Authority, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC), 3.250%, 4/5/2006	3,100,000
2,195,000	[2]	Indiana State HFA, MERLOTS (Series 2001-A2) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.260%, 4/5/2006	2,195,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Indiana--continued
$15,000,000		Indianapolis, IN Local Public Improvement Bond Bank, (Series 2005G-3) Weekly VRDNs (Indianapolis, IN Waterworks Department)/(MBIA Insurance Corp. INS)/(DePfa Bank PLC LIQ), 3.180%, 4/6/2006	$15,000,000
6,951,000		Portage, IN EDRB, (Series 1995A: Port Crossing III) Weekly VRDNs (Pedcor Investments-1995-XXIII LP)/(FHLB of Indianapolis LOC), 3.260%, 4/6/2006	6,951,000
7,000,000		Richmond, IN EDA Weekly VRDNs (Gannett Co., Inc.), 3.410%, 4/5/2006	7,000,000
10,400,000		Richmond, IN Hospital Authority, (Series 2005A) Weekly VRDNs (Reid Hospital & Health Care Services, Inc.)/(FSA INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.160%, 4/5/2006	10,400,000
5,000,000	[2]	Wayne Township, IN Marion County School Building Corp., Solar Eclipse (Series 2006-0015) Weekly VRDNs (FGIC INS)/(U.S. Bank, N.A. LIQ), 3.200%, 4/6/2006	5,000,000
5,700,000		Westfield Washington, IN Schools, 4.25% TANs, 12/29/2006	5,728,926
12,300,000		Whiting, IN Environmental Facilities Revenue, (Series 2005) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.250%, 4/3/2006	12,300,000
4,960,000		Winona Lake, IN, (Series 1999) Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC), 3.250%, 4/6/2006	4,960,000
		TOTAL	102,726,223
		Iowa--0.6%
6,525,000		Iowa Falls, IA, (Series 1998) Weekly VRDNs (Christensen Farms Midwest LLC)/(Harris, N.A. LOC), 3.320%, 4/6/2006	6,525,000
10,710,000	[2]	Tobacco Settlement Authority, IA, ROCs (Series 456CE) Weekly VRDNs (Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.230%, 4/6/2006	10,710,000
		TOTAL	17,235,000
		Kansas--0.2%
6,000,000		Manhattan, KS IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 3.290%, 4/6/2006	6,000,000
		Kentucky--0.6%
6,000,000		Boyd County, KY, (Series 2003) Weekly VRDNs (Air Products & Chemicals, Inc.), 3.260%, 4/5/2006	6,000,000
3,000,000		Calvert City, KY Pollution Control, (Series 1993A) Weekly VRDNs (Air Products & Chemicals, Inc.), 3.180%, 4/6/2006	3,000,000
1,000,000		Calvert City, KY Pollution Control, (Series 1993B) Weekly VRDNs (Air Products & Chemicals, Inc.), 3.180%, 4/6/2006	1,000,000
3,640,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC Project)/(Harris, N.A. LOC), 3.480%, 4/6/2006	3,640,000
2,580,000		Wilmore, KY, (Series 1999) Weekly VRDNs (United Methodist Retirement Community, Inc.)/(Allied Irish Banks PLC LOC), 3.320%, 4/6/2006	2,580,000
		TOTAL	16,220,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Louisiana--2.1%
$6,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT) (Series 2002-17) Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.210%, 4/6/2006	$6,000,000
2,200,000		Iberville Parish, LA, (Series 1992) Weekly VRDNs (Air Products & Chemicals, Inc.), 3.180%, 4/6/2006	2,200,000
3,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 3.320%, 4/6/2006	3,000,000
12,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2002) Weekly VRDNs (Isidore Newman School)/(SunTrust Bank LOC), 3.230%, 4/5/2006	12,000,000
12,860,000	[2]	Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2004 FR/RI-F4) Weekly VRDNs (Carlyle Apartments)/(Lehman Brothers Holdings, Inc. SWP), 3.280%, 4/5/2006	12,860,000
5,995,000	[2]	Louisiana Public Facilities Authority, (MT-197), 3.50% TOBs (Ochsner Clinic Foundation)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 2/8/2007	5,995,000
14,765,000	[2]	Louisiana State, PUTTERs (Series 1254), 3.42% TOBs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank, N.A. LIQ), Optional Tender 8/24/2006	14,765,000
		TOTAL	56,820,000
		Maryland--0.2%
4,440,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.210%, 4/4/2006	4,440,000
490,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2001C) Weekly VRDNs (Collington Episcopal Life Care Community, Inc.)/(LaSalle Bank, N.A. LOC), 3.170%, 4/6/2006	490,000
		TOTAL	4,930,000
		Massachusetts--11.5%
13,805,000	[2]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT) (Series 2000-2), 3.30% TOBs (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 8/3/2006	13,805,000
8,700,000	[2]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT) (Series 2001-4), 3.45% TOBs (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 9/7/2006	8,700,000
1,950,000	[2]	Commonwealth of Massachusetts, MACON (Series 2005C) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.200%, 4/6/2006	1,950,000
8,550,000	[2]	Commonwealth of Massachusetts, MERLOTS (Series 2002-A9) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.200%, 4/5/2006	8,550,000
4,990,000	[2]	Commonwealth of Massachusetts, MERLOTS (Series 2004-C42) Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ), 3.200%, 4/5/2006	4,990,000
2,970,000	[2]	Commonwealth of Massachusetts, (PA-793) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.190%, 4/6/2006	2,970,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Massachusetts--continued
$22,640,000	[2]	Commonwealth of Massachusetts, PUTTERs (Series 443) Weekly VRDNs (FGIC, FSA INS) and J.P. Morgan Chase Bank, N.A. LIQs), 3.190%, 4/6/2006	$22,640,000
4,915,000	[2]	Commonwealth of Massachusetts, Roaring Forks (Series 2003-10) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.210%, 4/6/2006	4,915,000
10,000,000		Everett, MA, 4.00% BANs, 9/8/2006	10,041,670
11,500,000	[2]	Massachusetts Bay Transit Authority Assessment Bonds, TICs/TOCs (Series 2004-D) Weekly VRDNs (Goldman Sachs Group, Inc. LIQ), 3.200%, 4/6/2006	11,500,000
4,000,000	[2]	Massachusetts Bay Transportation Authority General Transportation System, MERLOTS (Series 2000H) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.200%, 4/5/2006	4,000,000
18,180,000	[2]	Massachusetts Bay Transportation Authority Sales Tax Revenue, PUTTERs (Series 442) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ), 3.190%, 4/6/2006	18,180,000
20,000,000		Massachusetts HEFA, (Series 2004D) Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 3.230%, 4/6/2006	20,000,000
9,400,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/ (Comerica Bank LOC), 3.180%, 4/6/2006	9,400,000
13,510,000		Massachusetts HEFA, (Series Q-1) Weekly VRDNs (Boston University)/(XL Capital Assurance Inc. INS)/(Bank of America N.A. LIQ), 3.200%, 4/6/2006	13,510,000
10,160,000	[2]	Massachusetts HEFA, MERLOTS (Series 2000-T) Weekly VRDNs (Simmons College)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.200%, 4/5/2006	10,160,000
15,000,000		Massachusetts IFA, (Series 1992B), 3.36% CP (New England Power Co.), Mandatory Tender 5/15/2006	15,000,000
19,100,000		Massachusetts IFA, (Series 1992B), 3.40% CP (New England Power Co.), Mandatory Tender 5/18/2006	19,100,000
5,805,000		Massachusetts IFA, (Series 1995) Weekly VRDNs (Goddard House)/(Bank of America N.A. LOC), 3.210%, 4/6/2006	5,805,000
6,200,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(Citizens Bank of Massachusetts LOC), 3.190%, 4/6/2006	6,200,000
4,134,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury College)/(Bank of America N.A. LOC), 3.180%, 4/6/2006	4,134,000
2,065,000		Massachusetts IFA, (Series 1997) Weekly VRDNs (Massachusetts Society for the Prevention of Cruelty to Animals)/(Bank of America N.A. LOC), 3.180%, 4/6/2006	2,065,000
10,645,000		Massachusetts IFA, (Series 1997) Weekly VRDNs (Mount Ida College)/ (Bank of America N.A. LOC), 3.210%, 4/6/2006	10,645,000
5,500,000	[2]	Massachusetts Municipal Wholesale Electric Co., Floater Certificates (Series 2001-674) Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.200%, 4/6/2006	5,500,000
5,110,000	[2]	Massachusetts State College Building Authority, MERLOTS (Series 2000-B11) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.200%, 4/5/2006	5,110,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Massachusetts--continued
$10,025,000		Massachusetts State Development Finance Agency, (Series 2000) Weekly VRDNs (Wentworth Institute of Technology, Inc.)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ), 3.190%, 4/6/2006	$10,025,000
2,045,000		Massachusetts State Development Finance Agency, (Series 2001) Weekly VRDNs (The Children's Museum)/(Citizens Bank of Massachusetts LOC), 3.140%, 4/5/2006	2,045,000
4,800,000		Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Bank of New York LOC), 3.160%, 4/5/2006	4,800,000
1,360,000		Massachusetts State Development Finance Agency, (Series 2003) Weekly VRDNs (Boston College High School)/(Citizens Bank of Massachusetts LOC), 3.190%, 4/5/2006	1,360,000
3,500,000		Massachusetts State Development Finance Agency, (Series 2004A) Weekly VRDNs (Briarwood Retirement Community)/(Comerica Bank LOC), 3.180%, 4/6/2006	3,500,000
10,000,000		Massachusetts State Development Finance Agency, (Series 2004A) Weekly VRDNs (Northfield Mount Hermon School)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.240%, 4/6/2006	10,000,000
6,000,000		Massachusetts State Development Finance Agency, (Series 2004B) Weekly VRDNs (Northfield Mount Hermon School)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.240%, 4/6/2006	6,000,000
10,000,000		Massachusetts State Development Finance Agency, (Series 2005A) Weekly VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/(Citizens Bank of Massachusetts LIQ), 3.210%, 4/5/2006	10,000,000
10,000,000	[2]	Massachusetts State HFA, MERLOTS (Series 1999H) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.200%, 4/5/2006	10,000,000
11,350,000	[2]	Massachusetts Turnpike Authority, Floater Certificates (Series 2000-335) Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 3.200%, 4/6/2006	11,350,000
5,090,000	[2]	Massachusetts Water Pollution Abatement Trust Pool, (PT-1185) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.190%, 4/6/2006	5,090,000
1,100,000	[2]	Massachusetts Water Pollution Abatement Trust Pool, Subordinate, MERLOTS (Series 1999N) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.200%, 4/5/2006	1,100,000
1,025,000		Massachusetts Water Resources Authority, (Series 2000B) Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ), 3.170%, 4/5/2006	1,025,000
		TOTAL	315,165,670
		Michigan--1.7%
8,500,000	[2]	Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001), 3.55% TOBs (FSA INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/8/2007	8,500,000
39,000,000	[2]	Michigan State, GO Notes (Series 2005 FR/RI-P5) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 3.180%, 4/5/2006	39,000,000
		TOTAL	47,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Minnesota--1.5%
$3,000,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT) (Series 2000-8) Weekly VRDNs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.180%, 4/6/2006	$3,000,000
22,935,000	[2]	Becker, MN, (Series 2005 FR/RI-FP13) Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.380%, 4/6/2006	22,935,000
14,265,000	[2]	Becker, MN, (Series 2006 FR/RI-FP1) Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.380%, 4/6/2006	14,265,000
710,000		Coon Rapids, MN, (Series 1998) Weekly VRDNs (Gerald R. Sizer)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.390%, 4/6/2006	710,000
405,000		New Hope, MN, (Series 1994) Weekly VRDNs (National Beauty)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.280%, 4/3/2006	405,000
		TOTAL	41,315,000
		Mississippi--0.8%
5,560,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(FNMA LOC), 3.240%, 4/6/2006	5,560,000
8,480,000	[2]	Mississippi Hospital Equipment & Facilities Authority, (Series 2004 FR/RI-L70) Weekly VRDNs (Baptist Memorial Healthcare)/(Lehman Brothers Holdings, Inc. LIQ), 3.230%, 4/5/2006	8,480,000
7,000,000		Mississippi State, UT GO, 4.00% RANs, 4/1/2006	7,000,000
		TOTAL	21,040,000
		Missouri--2.1%
6,656,000		Branson Creek, MO Community Improvement District, Special Assessment Bonds (Series 2002) Weekly VRDNs (Regions Bank, Alabama LOC), 3.460%, 4/5/2006	6,656,000
1,510,000		Missouri Development Finance Board, (Series 1995) Weekly VRDNs (Wilson Trailer Sales, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.290%, 4/6/2006	1,510,000
5,800,000		Missouri State HEFA, (Series 2002) Weekly VRDNs (Barstow School)/ (Commerce Bank, N.A., Kansas City LOC), 3.210%, 4/6/2006	5,800,000
24,200,000		Missouri State HEFA, (Series 2005C-4) Weekly VRDNs (SSM Health Care)/ (FSA INS)/(Citibank N.A., New York LIQ), 3.160%, 4/5/2006	24,200,000
19,970,000	[2]	St. Louis, MO, SPEARs (DB-161) Weekly VRDNs (Lambert-St. Louis International Airport)/(MBIA Insurance Corp. INS)/(Deutsche Bank AG LIQ), 3.210%, 4/6/2006	19,970,000
		TOTAL	58,136,000
		Multi State--7.0%
25,150,873	[2]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 3.480%, 4/5/2006	25,150,873
5,440,000	[2]	Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 1) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC), 3.450%, 4/6/2006	5,440,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Multi State--continued
$21,600,000	[2]	Charter Mac Floater Certificates Trust I, (Nat-1 Series) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A., Bayerische Landesbank (GTD), Dexia Credit Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg (GTD), Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs), 3.260%, 4/6/2006	$21,600,000
22,500,000	[2]	Charter Mac Floater Certificates Trust I, (Nat-2 Series) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A., Bayerische Landesbank (GTD), Dexia Credit Local, KBC Bank N.V., Landesbank Baden-Wuerttemberg (GTD), Lloyds TSB Bank PLC, London and State Street Bank and Trust Co. LIQs), 3.260%, 4/6/2006	22,500,000
24,294,000	[2]	Clipper Tax-Exempt Certificates Trust (AMT MultiState) (Series 1999-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 3.370%, 4/6/2006	24,294,000
28,293,000	[2]	Clipper Tax-Exempt Certificates Trust (AMT Multistate) (Series 2002-09) Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs), 3.370%, 4/6/2006	28,293,000
22,000,000	[2]	Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT) (Series 2003-05) Weekly VRDNs (FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs), 3.290%, 4/6/2006	22,000,000
8,550,000	[2]	Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT) (Series 2005-26) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 3.290%, 4/6/2006	8,550,000
24,539,000	[2]	Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate) (Series 1998-2) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 3.290%, 4/6/2006	24,539,000
10,790,000	[2]	TICs/TOCs MuniMae Trust (Series 2002-1M) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank (GTD) LIQ), 3.230%, 4/6/2006	10,790,000
		TOTAL	193,156,873
		Nebraska--0.6%
8,830,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(LaSalle Bank, N.A. LOC), 3.290%, 4/6/2006	8,830,000
630,000		Douglas County, NE Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.390%, 4/6/2006	630,000
515,000		Douglas County, NE, Industrial Development Refunding Revenue Bonds (Series 1994) Weekly VRDNs (Omaha Fixture Manufacturing Project)/ (J.P. Morgan Chase Bank, N.A. LOC), 3.290%, 4/6/2006	515,000
264,000		Nebraska Investment Finance Authority, (Series 2001 F) Weekly VRDNs (FHLB of Topeka LIQ), 3.250%, 4/5/2006	264,000
6,170,000	[2]	Nebraska Investment Finance Authority, MERLOTS (Series 1999A) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.260%, 4/6/2006	6,170,000
		TOTAL	16,409,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New Hampshire--0.3%
$6,175,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2003) Weekly VRDNs (RiverWoods at Exeter)/(Bank of America N.A. LOC), 3.220%, 4/5/2006	$6,175,000
870,000	[2]	New Hampshire State HFA, MERLOTS (Series 2002-A4) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.260%, 4/5/2006	870,000
		TOTAL	7,045,000
		New Jersey--3.8%
5,100,000		Audubon, NJ School District, 4.25% GANs, 9/8/2006	5,123,832
7,320,781		Beachwood, NJ, 4.00% BANs, 9/1/2006	7,341,556
6,000,000		Clifton, NJ, 4.00% BANs, 8/24/2006	6,021,487
13,915,600		Hammonton, NJ, 4.125% BANs, 1/11/2007	13,994,919
1,490,350		Kenilworth, NJ, 4.25% BANs, 10/18/2006	1,498,817
5,040,000		Keyport Borough, NJ, 4.00% BANs, 8/10/2006	5,057,558
2,400,700		Little Egg Harbor Township, NJ, 3.75% BANs, 4/5/2006	2,400,917
9,852,414		Maple Shade Township, NJ, 4.125% BANs, 1/10/2007	9,908,376
3,000,000		New Jersey EDA, (Series 2002) Daily VRDNs (Bancroft NeuroHealth)/ (Commerce Bank N.A., Cherry Hill, NJ LOC), 3.170%, 4/6/2006	3,000,000
3,760,000		New Jersey Health Care Facilities Financing Authority, (Series 2002) Daily VRDNs (RWJ Health Care Corp. at Hamilton)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.170%, 4/6/2006	3,760,000
1,100,000		New Jersey Health Care Facilities Financing Authority, (Series 2002) Daily VRDNs (Wiley Mission)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.170%, 4/7/2006	1,100,000
4,200,000		New Jersey Health Care Facilities Financing Authority, (Series 2005) Daily VRDNs (Recovery Management Systems, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.170%, 4/6/2006	4,200,000
4,750,000	[2]	New Jersey State Transportation Trust Fund Authority, (MT-166), 3.20% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 10/12/2006	4,750,000
7,500,000	[2]	New Jersey State Transportation Trust Fund Authority, Floater Certificates (Series 1998-54) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.190%, 4/6/2006	7,500,000
2,500,000	[2]	Newark, NJ Housing Authority, (PA-1268) Weekly VRDNs (Port Authority-Port Newark Marine Terminal)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.200%, 4/6/2006	2,500,000
4,755,000		Pilesgrove Township, NJ, 4.25% BANs, 9/1/2006	4,776,246
6,162,000		Point Pleasant Beach, NJ, 4.50% BANs, 1/5/2007	6,206,586
2,227,430		Point Pleasant, NJ, 4.25% BANs, 1/31/2007	2,242,772
1,781,450		Spring Lake Boro, NJ, 4.25% BANs, 10/20/2006	1,791,672
3,001,828		Washington Borough, NJ, 4.375% BANs, 12/1/2006	3,018,785
8,525,675		Watchung Hills, NJ Regional School District, 4.50% BANs, 11/30/2006	8,586,006
		TOTAL	104,779,529
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New Mexico--2.0%
$2,000,000		Albuquerque, NM, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 3.390%, 4/6/2006	$2,000,000
12,089,000	[2]	Clipper Tax-Exempt Certificates Trust (New Mexico-AMT) (Series 2005-15) Weekly VRDNs (New Mexico Mortgage Finance Authority)/(GNMA COL)/ (State Street Bank and Trust Co. LIQ), 3.260%, 4/6/2006	12,089,000
40,323,038		New Mexico Mortgage Finance Authority, (Series 2005), 4.633% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 6/1/2006	40,323,038
		TOTAL	54,412,038
		New York--8.4%
1,465,000		Albany, NY IDA, (Series 2002: Corning Preserve/Hudson Riverfront) Weekly VRDNs (Albany Local Development Corp.)/(Key Bank, N.A. LOC), 3.190%, 4/6/2006	1,465,000
4,034,350		Briarcliff Manor (Village), NY, 4.25% BANs, 10/6/2006	4,058,937
20,000,000		Metropolitan Transportation Authority, NY, (Series CP-1), 3.47% CP (ABN AMRO Bank NV, Amsterdam LOC), Mandatory Tender 6/5/2006	20,000,000
125,250,000		Metropolitan Transportation Authority, NY, Dedicated Tax Fund (Series 2005A) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Citibank N.A., New York LIQ), 3.180%, 4/6/2006	125,250,000
3,900,000	[2]	Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.200%, 4/5/2006	3,900,000
8,000,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(Bayerische Landesbank (GTD) INV)/(Bank of America N.A. and Citibank N.A., New York LOCs), 3.200%, 4/5/2006	8,000,000
9,380,000	[2]	New York City, NY Transitional Finance Authority, MERLOTS (Series 2002-A40) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.200%, 4/5/2006	9,380,000
380,000		New York City, NY, (1995 Series F-4) Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LOC), 3.150%, 4/5/2006	380,000
17,000,000		New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Park Ridge Hospital, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.180%, 4/6/2006	17,000,000
2,500,000		New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Pratt Institute)/(Radian Asset Assurance INS)/(Bank of New York LIQ), 3.210%, 4/6/2006	2,500,000
1,000,000	[2]	New York State Dormitory Authority, MERLOTS (Series 2001-A30) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.200%, 4/5/2006	1,000,000
9,800,000	[2]	New York State Dormitory Authority, MERLOTS (Series 2002-A56) Weekly VRDNs (FGIC INS)/(Bank of New York LIQ), 3.200%, 4/5/2006	9,800,000
14,995,000	[2]	New York State Thruway Authority-Highway & Bridge Trust Fund, (MT-167), 3.20% TOBs (FGIC INS)/(Landesbank Hessen-Thueringen LIQ), Optional Tender 10/12/2006	14,995,000
10,000,000		Patchogue-Medford, NY Union Free School District, 4.00% TANs, 6/22/2006	10,025,796
3,000,000		Union Endicott, NY CSD, 4.00% BANs, 7/18/2006	3,007,560
		TOTAL	230,762,293
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		North Carolina--1.8%
$2,500,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2003) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.200%, 4/6/2006	$2,500,000
2,095,000		McDowell County, NC Industrial Facilities and PCFA, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.200%, 4/6/2006	2,095,000
2,300,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Mars Hill College)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.200%, 4/6/2006	2,300,000
3,000,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Westchester Academy, Inc.)/(Wachovia Bank N.A. LOC), 3.230%, 4/6/2006	3,000,000
575,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC), 3.180%, 4/6/2006	575,000
2,500,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wachovia Bank N.A. LOC), 3.220%, 4/5/2006	2,500,000
4,550,000		North Carolina Capital Facilities Finance Agency, (Series 2004) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.200%, 4/6/2006	4,550,000
4,500,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.200%, 4/6/2006	4,500,000
4,000,000	[2]	North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2002-A22) Weekly VRDNs (Bank of New York LIQ)/(United States Treasury PRF 1/1/2022 @ 100), 3.21%, 4/5/2006	4,000,000
3,415,000	[2]	North Carolina Eastern Municipal Power Agency, Macon Trust (Series 2005G) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.200%, 4/6/2006	3,415,000
1,445,000		North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (Catawba College)/(Wachovia Bank N.A. LOC), 3.180%, 4/6/2006	1,445,000
6,525,000		North Carolina Medical Care Commission, (Series 1998) Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wachovia Bank N.A. LOC), 3.270%, 4/6/2006	6,525,000
4,090,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Aldersgate Retirement Community, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.270%, 4/5/2006	4,090,000
4,000,000		North Carolina Medical Care Commission, (Series 2005B) Weekly VRDNs (United Methodist Retirement Homes)/(Branch Banking & Trust Co., Winston-Salem LOC), 3.200%, 4/6/2006	4,000,000
4,955,000	[2]	North Carolina Municipal Power Agency No. 1, PUTTERs (Series 341) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ), 3.210%, 4/6/2006	4,955,000
		TOTAL	50,450,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--4.1%
$9,630,000	[2]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT) (Series 2002-6) Weekly VRDNs (Monroe, OH Local School District)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.210%, 4/6/2006	$9,630,000
5,755,000		Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 3.200%, 4/6/2006	5,755,000
5,240,000		Clark County, OH, (Series 1999) Weekly VRDNs (Ohio Masonic Home)/ (AMBAC INS)/(Harris, N.A. LIQ), 3.200%, 4/6/2006	5,240,000
8,000,000	[2]	Cleveland, OH Airport System, (Series 2001) SGA-126 Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 3.220%, 4/5/2006	8,000,000
4,140,000		Cuyahoga County, OH Health Care Facilities, (Series 2001) Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC), 3.190%, 4/6/2006	4,140,000
2,500,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC), 3.250%, 4/6/2006	2,500,000
1,200,000		Hamilton County, OH Hospital Facilities Authority, (Series B) Revenue Bonds Weekly VRDNs (Health Alliance of Greater Cincinnati)/(MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ), 3.190%, 4/5/2006	1,200,000
6,610,000		Hamilton County, OH, (Series 2001A) Weekly VRDNs (MLB Hilltop Health Facilities, Inc.)/(FirstMerit Bank, N.A. LOC), 3.460%, 4/6/2006	6,610,000
5,000,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 3.210%, 4/6/2006	5,000,000
13,565,000		Marion County, OH Health Care Facilities, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC), 3.250%, 4/5/2006	13,565,000
2,775,000		Ohio State Higher Educational Facilities Commission Weekly VRDNs (Wilberforce College)/(Fifth Third Bank, Cincinnati LOC), 3.310%, 4/6/2006	2,775,000
9,995,000	[2]	Ohio State Turnpike Commission, Class A Certificates (Series 2002-200) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.220%, 4/5/2006	9,995,000
6,600,000	[2]	Ohio State Turnpike Commission, Floater Certificates 1998-71 Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.200%, 4/6/2006	6,600,000
10,175,000		Ohio State, Solid Waste Revenue Bonds (Series 1998) Daily VRDNs (BP Exploration & Oil, Inc.)/(BP PLC GTD), 3.240%, 4/3/2006	10,175,000
4,000,000		Ohio Waste Development Authority Solid Waste, (Series 2002) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.240%, 4/3/2006	4,000,000
16,230,000		Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 3.220%, 4/6/2006	16,230,000
		TOTAL	111,415,000
		Pennsylvania--2.2%
1,420,000		Allegheny County, PA HDA, (Series B1) Weekly VRDNs (Presbyterian University Hospital)/(J.P. Morgan Chase Bank, N.A. LOC), 3.220%, 4/6/2006	1,420,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Pennsylvania--continued
$8,000,000	[2]	Delaware Valley, PA Regional Finance Authority, (Series 5005 BBT), 3.45% TOBs (AMBAC INS)/(Branch Banking & Trust Co., Winston-Salem LIQ), Optional Tender 1/9/2007	$8,000,000
2,000,000		Montgomery County, PA IDA Weekly VRDNs (Plymouth Woods)/(PNC Bank, N.A. LOC), 3.210%, 4/6/2006	2,000,000
600,000		Pennsylvania EDFA, (Series 1995E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC), 3.210%, 4/6/2006	600,000
3,625,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002A) Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.200%, 4/6/2006	3,625,000
8,415,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.200%, 4/6/2006	8,415,000
11,540,000		Pennsylvania State Higher Education Facilities Authority, (Series 2004) Weekly VRDNs (Holy Family University)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.200%, 4/6/2006	11,540,000
25,000,000		Philadelphia, PA Gas Works, (Series C), 3.30% CP (J.P. Morgan Chase Bank, N.A. LOC), Mandatory Tender 5/11/2006	25,000,000
		TOTAL	60,600,000
		Puerto Rico--0.3%
8,995,000	[2]	Puerto Rico Highway and Transportation Authority, (PT-3189), 3.15% TOBs (AMBAC, CDC IXIS Financial Guaranty N.A. INS) and Dexia Credit Local LIQs), Optional Tender 10/12/2006	8,995,000
		South Carolina--1.4%
7,485,000	[2]	Greer, SC Combined Utility System, MERLOTS (Series 2002 A-30) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.210%, 4/5/2006	7,485,000
8,235,000	[2]	Medical University of South Carolina Hospital Authority, AUSTIN (Series 2005A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.220%, 4/6/2006	8,235,000
11,010,000	[2]	Piedmont Municipal Power Agency, SC, MERLOTS (Series 2000 A5), 3.35% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	11,010,000
10,000,000		South Carolina, EDA, (Series 2001) Weekly VRDNs (Sisters of Charity Providence Hospitals)/(Wachovia Bank N.A. LOC), 3.180%, 4/6/2006	10,000,000
2,500,000		South Carolina, EDA, (Series 2005A) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Radian Asset Assurance INS)/(RBC Centura Bank LIQ), 3.230%, 4/6/2006	2,500,000
		TOTAL	39,230,000
		South Dakota--0.1%
2,430,000	[2]	South Dakota Housing Development Authority, MERLOTS (Series 2001 A32), 3.35% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	2,430,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Tennessee--0.2%
$590,000		Montgomery County, TN Public Building Authority, Pooled Financing Revenue Bonds (Series 1996) Weekly VRDNs (Montgomery County Loan)/(Bank of America N.A. LOC), 3.180%, 4/6/2006	$590,000
4,995,000	[2]	Shelby County, TN Health Education & Housing Facilities Board, PUTTERs (Series 254) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)/(J.P. Morgan Chase Bank, N.A. LOC), 3.330%, 4/6/2006	4,995,000
100,000		Washington County, TN IDB, (Series 1996) Weekly VRDNs (Springbrook Properties)/(SunTrust Bank LOC), 3.180%, 4/5/2006	100,000
		TOTAL	5,685,000
		Texas--13.5%
2,740,000	[2]	Austin, TX Electric Utility System, (PT-1699) Weekly VRDNs (AMBAC INS)/ (Merrill Lynch & Co., Inc. LIQ), 3.210%, 4/6/2006	2,740,000
6,585,000	[2]	Austin, TX Water and Wastewater System, MERLOTS (Series 2002-A1) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.210%, 4/5/2006	6,585,000
18,245,000	[2]	Austin, TX, MERLOTS (Series 2000 A3), 3.35% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	18,245,000
7,100,000		Brazoria County, TX HFDC, (Series 1999) Weekly VRDNs (Brazosport Memorial Hospital)/(J.P. Morgan Chase Bank, N.A. LOC), 3.280%, 4/6/2006	7,100,000
24,125,000		Brazos River Authority, TX, (Series 2001 D-1) Weekly VRDNs (TXU Energy Company LLC)/(Wachovia Bank N.A. LOC), 3.220%, 4/5/2006	24,125,000
17,300,000		Brazos River Authority, TX, (Series 2001 D-2) Weekly VRDNs (TXU Energy Company LLC)/(Wachovia Bank N.A. LOC), 3.220%, 4/5/2006	17,300,000
10,125,000	[2]	Brazos River Authority, TX, ROCs (Series 459CE) Weekly VRDNs (TXU Energy Company LLC)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.280%, 4/6/2006	10,125,000
5,000,000		Capital Area Cultural Education Facilities Finance Corp., TX, (Series 2005) Weekly VRDNs (John Cooper School)/(Bank of America N.A. LOC), 3.210%, 4/6/2006	5,000,000
900,000		Corpus Christi, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 3.750%	900,000
7,290,000	[2]	Duncanville, TX Independent School District, (Series 2003 SGA 149) Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/ (Societe Generale, Paris LIQ), 3.230%, 4/5/2006	7,290,000
26,700,000		Gulf Coast, TX IDA, Marine Terminal Revenue Bonds (Series 1993) Daily VRDNs (BP Amoco Corp.), 3.250%, 4/3/2006	26,700,000
21,700,000		Gulf Coast, TX Waste Disposal Authority, (Series 1993) Daily VRDNs (BP Amoco Corp.), 3.250%, 4/3/2006	21,700,000
14,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 1994) Daily VRDNs (BP Amoco Corp.), 3.250%, 4/3/2006	14,000,000
10,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 1998) Daily VRDNs (BP Amoco Corp.), 3.250%, 4/3/2006	10,000,000
3,500,000		Gulf Coast, TX Waste Disposal Authority, (Series 2002) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.250%, 4/3/2006	3,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$24,525,000		Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (Baylor College of Medicine)/(AMBAC INS)/(J.P. Morgan Chase Bank, N.A. LIQ), 3.160%, 4/5/2006	$24,525,000
32,200,000		Harris County, TX HFDC, (Series 2005B) Daily VRDNs (Methodist Hospital, Harris County, TX), 3.170%, 4/3/2006	32,200,000
955,000		Harris County, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 3.350%, 4/5/2006	955,000
2,700,000		Houston, TX Higher Education Finance Corp., (Series 2000) Weekly VRDNs (Houston Baptist University Project)/(J.P. Morgan Chase Bank, N.A. LOC), 3.280%, 4/6/2006	2,700,000
4,965,000	[2]	Houston, TX Housing Finance Corp., (PT-2101) Weekly VRDNs (Sweetwater Point Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.300%, 4/6/2006	4,965,000
20,075,000	[2]	Houston, TX Water & Sewer System, Class A Certificates (Series 2002-187) Weekly VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 3.230%, 4/5/2006	20,075,000
6,525,000	[2]	Houston, TX Water & Sewer System, Variable Certificates (Series 2002F) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.250%, 4/6/2006	6,525,000
830,000		North Richland Hills, TX IDC Weekly VRDNs (Tecnol, Inc.)/(Bank of America N.A. LOC), 3.200%, 4/6/2006	830,000
5,000,000		North Texas Tollway Authority, Variable Rate Revenue Bonds (Series 2005C) Weekly VRDNs (FGIC INS)/(DePfa Bank PLC LIQ), 3.190%, 4/5/2006	5,000,000
29,165,000	[2]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 3.385% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 1/24/2007	29,165,000
8,160,000	[2]	San Antonio, TX Electric & Gas System, (PT-1706) Weekly VRDNs (BNP Paribas SA LIQ), 3.220%, 4/6/2006	8,160,000
7,140,000		Southeast Texas Housing Finance Corp. Weekly VRDNs (Rosemont at Garth Apartments)/(Wachovia Bank N.A. LOC), 3.260%, 4/6/2006	7,140,000
2,900,000		Splendora, TX Higher Education Facilities Corp., (Series 2001) Weekly VRDNs (Oak Cliff Bible Fellowship)/(Bank of America N.A. LOC), 3.230%, 4/6/2006	2,900,000
19,985,000		Texas State Department of Housing & Community Affairs, (Series 2005A) Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ), 3.200%, 4/6/2006	19,985,000
4,695,000	[2]	Texas State Transportation Commission, Macon Trust (Series 2005I) Weekly VRDNs (Texas State)/(Bank of America N.A. LIQ), 3.210%, 4/6/2006	4,695,000
25,000,000		Texas State, (Series 2005), 4.50% TRANs, 8/31/2006	25,151,582
		TOTAL	370,281,582
		Utah--1.5%
29,350,000		Emery County, UT, PCRB (Series 1991) Weekly VRDNs (Pacificorp)/(BNP Paribas SA LOC), 3.220%, 4/5/2006	29,350,000
10,000,000		Murray City, UT, (Series 2003A) Weekly VRDNs (IHC Health Services, Inc.), 3.220%, 4/6/2006	10,000,000
2,600,000		Weber County, UT IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 3.290%, 4/6/2006	2,600,000
		TOTAL	41,950,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Virginia--0.6%
$860,000		Alexandria, VA IDA, (Series 1999) Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC), 3.180%, 4/5/2006	$860,000
3,810,000		Alexandria, VA Redevelopment and Housing Authority, (Series 2001) Weekly VRDNs (Potomac West Apartments)/(SunTrust Bank LOC), 3.230%, 4/5/2006	3,810,000
10,000,000	[2]	Harrisonburg, VA Redevelopment & Housing Authority, (PT-485), 2.98% TOBs (Rolling Brook Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/7/2006	10,000,000
1,625,000		Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ), 3.180%, 4/5/2006	1,625,000
		TOTAL	16,295,000
		Washington--2.1%
17,825,000		Energy Northwest, WA, Electric Revenue Bonds (Series 2003-E: Project No. 3) Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC), 3.220%, 4/5/2006	17,825,000
6,995,000	[2]	Energy Northwest, WA, (PT-734) Weekly VRDNs (MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ), 3.210%, 4/6/2006	6,995,000
2,600,000		Everett, WA Weekly VRDNs (Bank of America N.A. LOC), 3.230%, 4/6/2006	2,600,000
9,820,000	[2]	Seattle, WA Municipal Light & Power, MERLOTS (Series 2001 A42), 3.35% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006	9,820,000
13,250,000		Tacoma, WA Housing Authority, (Series 2001: Sunset Apartments) Weekly VRDNs (South Hill Associates LP)/(FNMA LOC), 3.250%, 4/6/2006	13,250,000
7,280,000	[2]	Washington State, (PT-2095) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.210%, 4/6/2006	7,280,000
		TOTAL	57,770,000
		West Virginia--1.0%
10,500,000		Grant County, WV County Commission, PCRB (Series 1994), 3.32% CP (Virginia Electric & Power Co.), Mandatory Tender 5/11/2006	10,500,000
16,500,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 3.25% CP (Virginia Electric & Power Co.), Mandatory Tender 5/16/2006	16,500,000
		TOTAL	27,000,000
		Wisconsin--3.1%
3,255,000	[2]	Badger, WI Tobacco Asset Securitization Corp., (PA-1361) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.270%, 4/6/2006	3,255,000
2,650,000		Combined Locks, WI, Refunding Revenue Bonds, Series 1997 Weekly VRDNs (Appleton Papers)/(LaSalle Bank, N.A. LOC), 3.370%, 4/6/2006	2,650,000
23,000,000		Franklin, WI Community Development Authority, (Series 2002) Weekly VRDNs (Indian Community School of Milwaukee, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.220%, 4/5/2006	23,000,000
6,140,000	[2]	Sheboygan, WI Area School District, ROCs (Series 2176), 3.43% TOBs (FSA INS)/(Citigroup Global Markets Holdings, Inc. LIQ), Optional Tender 6/1/2006	6,140,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Wisconsin--continued
$10,100,000		Wisconsin Center District, (Series 2001A) Weekly VRDNs (U.S. Bank, N.A. LOC), 3.190%, 4/5/2006	$10,100,000
17,435,000		Wisconsin Housing & EDA, (Series 2004E) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.220%, 4/5/2006	17,435,000
6,900,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.220%, 4/5/2006	6,900,000
5,185,000		Wisconsin State HEFA, (Series 1997) Weekly VRDNs (Cedar Crest, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.300%, 4/6/2006	5,185,000
5,000,000		Wisconsin State HEFA, (Series 1997) Weekly VRDNs (Wheaton Franciscan HealthCare)/(Citibank N.A., New York LOC), 3.180%, 4/6/2006	5,000,000
6,685,000		Wisconsin State HEFA, (Series 2006) Weekly VRDNs (16th Street Community Health Center, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.280%, 4/5/2006	6,685,000
		TOTAL	86,350,000
		TOTAL MUNICIPAL INVESTMENTS--98.5% (AT COST) [3]	2,710,832,751
		OTHER ASSETS AND LIABILITIES - NET--1.5%	40,797,411
		TOTAL NET ASSETS--100%	$2,751,630,162

Securities that are subject to the federal alternative minimum tax (AMT) represent 18.2% of the portfolio as calculated based upon total portfolio market value (percentage is unaudited).

1 Current rate and next reset date shown for Variable Rate Demand Notes.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At March 31, 2006, these securities amounted to $1,135,924,373 which represents 41.3% of total net assets.

3 Also represents cost for federal tax purposes.

The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in the highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At March 31, 2006, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value (unaudited)

First Tier	Second Tier
97.7%	2.3%

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
CSD	--Central School District
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Federal Security Assurance
GANs	--Grant Anticipation Notes
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB(s)	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCFA	--Pollution Control Finance Authority
PCRB	--Pollution Control Revenue Bond
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SA	--Support Agreement
SPEARs	--Short Puttable Exempt Adjustable Receipts
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Offer Certificates
TOPs	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2006

Assets:
Total investments in securities, at amortized cost and value		$2,710,832,751
Cash		536,377
Income receivable		15,026,641
Receivable for shares sold		30,018,832
TOTAL ASSETS		2,756,414,601
Liabilities:
Payable for shares redeemed	$2,005,581
Income distribution payable	2,189,013
Payable for transfer and dividend disbursing agent fees and expenses	231,949
Payable for shareholder services fee (Note 5)	288,318
Accrued expenses	69,578
TOTAL LIABILITIES		4,784,439
Net assets for 2,751,697,818 shares outstanding		$2,751,630,162
Net Assets Consist of:
Paid-in capital		$2,751,648,668
Accumulated net realized loss on investments		(18,305)
Distributions in excess of net investment income		(201)
TOTAL NET ASSETS		$2,751,630,162
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$2,521,430,314 ÷ 2,521,420,526 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$230,199,848 ÷ 230,277,292 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended March 31, 2006

Investment Income:
Interest			$76,770,196
Expenses:
Investment adviser fee (Note 5)		$13,819,033
Administrative personnel and services fee (Note 5)		2,206,629
Custodian fees		119,648
Transfer and dividend disbursing agent fees and expenses-- Investment Shares		1,885,198
Transfer and dividend disbursing agent fees and expenses-- Institutional Service Shares		11,447
Directors'/Trustees' fees		19,656
Auditing fees		13,487
Legal fees		28,151
Portfolio accounting fees		172,511
Shareholder services fee--Investment Shares (Note 5)		5,270,526
Shareholder services fee--Institutional Service Shares (Note 5)		555,197
Share registration costs		131,986
Printing and postage		144,545
Insurance premiums		21,817
Miscellaneous		13,357
TOTAL EXPENSES		24,413,188
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(1,669,703)
Waiver of administrative personnel and services fee	(100,608)
Waiver of shareholder services fee--Investment Shares	(1,510,172)
Waiver of shareholder services fee--Institutional Service Shares	(443,824)
Reimbursement of investment adviser fee	(305,575)
TOTAL WAIVERS AND REIMBURSEMENT		(4,029,882)
Net expenses			20,383,306
Net investment income			56,386,890
Net realized gain on investments			2,946
Change in net assets resulting from operations			$56,389,836

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended March 31	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$56,386,890	$20,836,685
Net realized gain (loss) on investments	2,946	(19,387)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	56,389,836	20,817,298
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(51,478,575)	(18,836,532)
Institutional Service Shares	(4,909,899)	(1,998,406)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(56,388,474)	(20,834,938)
Share Transactions:
Proceeds from sale of shares	10,350,023,076	8,885,623,951
Net asset value of shares issued to shareholders in payment of distributions declared	51,484,241	18,688,190
Cost of shares redeemed	(10,382,231,624)	(8,842,902,914)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	19,275,693	61,409,227
Change in net assets	19,277,055	61,391,587
Net Assets:
Beginning of period	2,732,353,107	2,670,961,520
End of period (including undistributed (distributions in excess of) net investment income of $(201) and $1,383, respectively)	$2,751,630,162	$2,732,353,107

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2006

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 41 portfolios. The financial statements included herein are only those of Tax-Free Instruments Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Investment Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is current income exempt from federal income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations, and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gain and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except each class bears certain expenses unique to that class such as transfer and dividend disbursing agent and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (Trustees). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended March 31	2006	2005
Investment Shares:
Shares sold	9,488,525,209	8,221,576,916
Shares issued to shareholders in payment of distributions declared	49,757,451	17,952,293
Shares redeemed	(9,528,511,412)	(8,189,757,687)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	9,771,248	49,771,522

Year Ended March 31	2006	2005
Institutional Service Shares:
Shares sold	861,497,867	664,047,035
Shares issued to shareholders in payment of distributions declared	1,726,973	735,897
Shares redeemed	(853,720,213)	(653,145,227)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	9,504,627	11,637,705
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	19,275,875	61,409,227

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2006 and 2005, was as follows:

	2006	2005
Tax-exempt income	$56,388,474	$20,834,938

As of March 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$2,188,813
Capital loss carryforward	$18,305

At March 31, 2006, the Fund had a capital loss carryforward of $18,305 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2012.

The Fund used capital loss carryforwards of $2,946 to offset taxable capital gains realized during the year ended March 31, 2006.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2006, the Adviser voluntarily waived $1,669,703 of its fee.

Commencing on December 7, 2004 and continuing through October 31, 2005, the Adviser reimbursed daily a portion of the investment advisory fee previously earned in connection with investment transactions with other funds managed by the Adviser or an affiliate of the Adviser. This reimbursement amounted to $305,575 for the year ended March 31, 2006.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Investment Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the year ended March 31, 2006, FSSC voluntarily waived $1,953,996 of its fee. For the year ended March 31, 2006, FSSC did not retain any fees paid by the Fund.

Interfund Transactions

During the year ended March 31, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,126,434,000 and $2,120,980,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. FEDERAL TAX INFORMATION (UNAUDITED)

At March 31, 2006, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF TAX-FREE INSTRUMENTS TRUST:

We have audited the accompanying statement of assets and liabilities of Tax-Free Instruments Trust (a portfolio of Money Market Obligations Trust) (the "Trust"), including the portfolio of investments, as of March 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Instruments Trust, a portfolio of Money Market Obligations Trust, at March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
May 10, 2006

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Trust comprised 41 portfolios, and the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd. (Investment advisory subsidiary of Federated) and Passport Research II, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA TRUSTEE Began serving: April 2006	Principal Occupations : Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.; Senior Vice President and Controller of Federated Investors, Inc.

Previous Positions : Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Ms. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations : Mary Jo Ochson has been the Fund's Portfolio Manager since December 1982. Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003, and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Jeff A. Kozemchak has been the Fund's Portfolio Manager since September 1991. He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. During the year ending December 31, 2004, the Fund's performance was above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Tax-Free Instruments Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N187
Cusip 60934N195

8042604 (5/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy,
Jr., Nicholas P. Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            (a) Audit Fees billed to the registrant for the two most recent fiscal years:

                        Fiscal year ended 2006 - $562,140

                        Fiscal year ended 2005 - $573,863

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                         Fiscal year ended 2006 - $2,097

                        Fiscal year ended 2005 - $17,850

            Transfer agent testing and Transfer Agent Service Auditors
      Report.

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $12,791 and $212,850
      respectively. Fiscal year ended 2006- Sarbanes Oxley sec. 302 procedures, fees for review of N-14 merger documents and Transfer Agent Service
      Auditors Report. Fiscal year ended 2005- Sarbanes Oxley sec. 302 procedures, attestation services relating to the review of fund share transactions and Transfer Agent Service Auditors Report.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $22,593 and $30,547
      respectively. Fiscal year ended 2006- Executive compensation analysis.
      Fiscal year ended 2005- Executive compensation analysis, discussions with auditors related to market timing and late trading activities and analysis of distribution methods for money market funds.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman. The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues
                  paid by the registrant, the registrant's adviser (not
                  including any sub-adviser whose role is primarily
                  portfolio management and is subcontracted with or
                  overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with
                  the investment adviser that provides ongoing services to
                  the registrant to its accountant during the fiscal year
                  in which the services are provided;
(2)   Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is
                  primarily portfolio management and is subcontracted with
                  or overseen by another investment adviser), and any
                  entity controlling, controlled by, or under common
                  control with the investment adviser that provides ongoing
                  services to the registrant  at the time of the engagement
                  to be non-audit services; and
(3)               Such services are promptly brought to the attention of the
                  Audit Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2006 - $172,481

            Fiscal year ended 2005 - $383,318

(h) The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment
            Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Money Market Obligations Trust

By          /s/ Richard A. Novak
                Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /s/ J. Christopher Donahue
                J. Christopher Donahue, Principal Executive Officer

Date        May 22, 2006

By          /s/ Richard A. Novak
                Richard A. Novak, Principal Financial Officer

Date        May 22, 2006